Trading revenues (Tables)	6 Months Ended
Jun. 30, 2022
Trading revenues
in	2Q22	1Q22	2Q21	6M22	6M21
Trading revenues (CHF million)
Interest rate products	(1,084)	(365)	154	(1,449)	906
Foreign exchange products	241	329	358	570	506
Equity/index-related products	425	84	(117)	509	884
Credit products	822	8	(271)	830	(304)
Commodity and energy products	(17)	59	(7)	42	2
Other products	(346)	(151)	36	(497)	(30)
Trading revenues	41	(36)	153	5	1,964
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	6M22	6M21
Trading revenues (CHF million)
Interest rate products	(1,445)	893
Foreign exchange products	568	497
Equity/index-related products	456	868
Credit products	830	(304)
Commodity and energy products	42	2
Other products	(497)	(32)
Trading revenues	(46)	1,924
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.